Taxation - Deferred tax assets and liabilities (Details) - CNY (¥) ¥ in Thousands		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Deferred tax assets:
Deferred revenue		¥ 265,876	¥ 280,872
Net operating tax loss carry forwards		3,490,177	3,542,650
Accruals and others	[1]	940,900	667,180
Total deferred tax assets		4,696,953	4,490,702
Less: valuation allowance		(4,561,822)	(4,444,111)	¥ (3,657,467)
Net deferred tax assets		135,131	46,591
Deferred tax liabilities
Acquired intangible assets		(66,969)	(88,547)
Total deferred tax liabilities		(66,969)	(88,547)
Movement of the aggregate valuation allowances for deferred tax assets
Balance at January 1		(4,444,111)	(3,657,467)	(2,122,077)
Re-measurement due to applicable preferential tax rate for HNTE			(18,437)
Addition		(129,769)	(822,414)	(1,543,301)
Expiration of loss carry forward and impact of disposal/close of subsidiaries		12,058	54,207	7,911
Balance at December 31		¥ (4,561,822)	¥ (4,444,111)	¥ (3,657,467)

[1]	Accrued and others primary represent accrued expenses which are not deductible until paid under PRC laws, as well as non-deductible advertising expenses.